Parent company only condensed financial information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net cash used in operating activities	$ 25,147	¥ 175,079	¥ 231,908	¥ 164,852
Cash flows from investing activities:
Net cash advances to subsidiaries	(19,679)	(137,000)	(52,048)
Net cash advances to Jimu Group	(100,226)	(697,754)	(445,319)
Loan provided to a third party			(137,264)
Purchase of long-term investments	(13,143)	(91,500)	(19,259)	(2,000)
Collection of cash advance from Jimu Group	17,524	122,000	52,048
Net cash (used in)/provided by investing activities	(77,380)	(538,702)	280,595	(1,407,861)
Cash flows from financing activities:
Proceeds from issuance of convertible loans			21,730	235,231
Contribution from Jimu Group and shareholders				11
Proceeds from issuance of Pre-IPO Preferred Shares			410,286
Proceeds from initial public offering and followed offering, net of underwriting discount and commissions			316,451
Proceeds from exercise of Share-based options	4	26
Net cash provided by/(used in) financing activities	32,230	224,372	(200,085)	1,565,921
Cash and cash equivalents at beginning of the year	65,708	457,442	370,891	53,013
Cash and cash equivalents at end of the year	14,760	102,755	457,442	370,891
Parent Company
Cash flows from operating activities:
Net cash used in operating activities	(1,044)	(7,261)	(9,529)	(972)
Cash flows from investing activities:
Net cash advances to subsidiaries	(29,296)	(203,956)	(579,141)	(52,274)
Net cash advances to Jimu Group			(146,765)
Loan provided to a third party			(137,264)
Purchase of long-term investments			(19,259)
Collection of cash advance from Jimu Group	2,959	20,603
Collection of loan from a third party	19,434	135,296
Purchase of Infrarisk, net of cash acquired (Note 4)	(524)	(3,650)
Investment in a subsidiary	(746)	(5,196)
Net cash (used in)/provided by investing activities	(8,173)	(56,903)	(882,429)	(52,274)
Cash flows from financing activities:
Proceeds from issuance of convertible loans			21,730	235,231
Contribution from Jimu Group and shareholders				11
Proceeds from issuance of Pre-IPO Preferred Shares			410,286
Proceeds from initial public offering and followed offering, net of underwriting discount and commissions			316,451
Proceeds from exercise of Share-based options	4	26
Net cash provided by/(used in) financing activities	4	26	748,467	235,242
Effect of exchange rate changes on cash, cash equivalents	367	2,552	30,378	311
Net increase/(decrease) in cash, cash equivalents	(8,846)	(61,586)	(113,113)	182,307
Cash and cash equivalents at beginning of the year	9,939	69,194	182,307
Cash and cash equivalents at end of the year	$ 1,093	¥ 7,608	¥ 69,194	¥ 182,307